Note 9. Convertible Notes Payable (Details) (USD $)	12 Months Ended		0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Nov. 06, 2014	Nov. 04, 2014	Oct. 21, 2014	Oct. 10, 2014	Dec. 18, 2014	Dec. 09, 2014	Jan. 14, 2014	Dec. 12, 2014	Dec. 11, 2014	Nov. 26, 2014	Jan. 30, 2014	Jan. 27, 2014	Jun. 30, 2014	Dec. 31, 2014	Sep. 26, 2014
Note 9. Convertible Notes Payable (Details) [Line Items]
Debt Instrument, Unamortized Discount	$ 280,892	$ 0														$ 280,892
Debt Conversion, Original Debt, Amount	63,350	486,202
Debt Instrument, Convertible, Beneficial Conversion Feature	365,107	575,957
Convertible Note 3 [Member] | Convertible Debt [Member]
Note 9. Convertible Notes Payable (Details) [Line Items]
Debt Instrument, Face Amount	251,468															251,468
Debt Instrument, Convertible, Conversion Price (in Dollars per share)	$ 0.02	$ 0.02														$ 0.02
Debt Conversion, Original Debt, Amount	1,540		440	420	340	340
Debt Instrument, Interest Rate, Stated Percentage	10.00%	10.00%														10.00%
Convertible Note 4 [Member] | Convertible Debt [Member]
Note 9. Convertible Notes Payable (Details) [Line Items]
Debt Instrument, Face Amount	96,463															96,463
Debt Instrument, Convertible, Conversion Price (in Dollars per share)	$ 0.01	$ 0.01														$ 0.01
Debt Instrument, Unamortized Discount	10,450															10,450
Debt Conversion, Original Debt, Amount	20,500						250	250	20,000
Gains (Losses) on Restructuring of Debt	0
Debt Instrument, Interest Rate, Stated Percentage	10.00%	10.00%														10.00%
Convertible Note 5 [Member] | Convertible Debt [Member]
Note 9. Convertible Notes Payable (Details) [Line Items]
Debt Instrument, Face Amount	167,185															167,185
Debt Instrument, Convertible, Conversion Price (in Dollars per share)	$ 0.01	$ 0.01														$ 0.01
Debt Instrument, Unamortized Discount	21,399															21,399
Debt Conversion, Original Debt, Amount	41,310									250	260	460	20,000	20,000
Gains (Losses) on Restructuring of Debt	0
Debt Instrument, Interest Rate, Stated Percentage	10.00%	10.00%														10.00%
Convertible Note Payable 7 & 8 [Member] | Convertible Debt [Member]
Note 9. Convertible Notes Payable (Details) [Line Items]
Debt Instrument, Convertible, Terms of Conversion Feature	The holder of the notes may not convert the convertible promissory note into common stock if that conversion would result in the holder owing more than 4.99% of the number of shares of common stock outstanding on the conversion date. The convertible promissory notes are convertible into common stock at the option of the holder.
Debt Instrument, Face Amount	365,107															365,107
Debt Instrument, Interest Rate, Stated Percentage	10.00%															10.00%
Convertible Note 7 [Member] | Convertible Debt [Member]
Note 9. Convertible Notes Payable (Details) [Line Items]
Debt Instrument, Face Amount	162,947															162,947
Debt Instrument, Convertible, Conversion Price (in Dollars per share)	$ 0.005															$ 0.005
Debt Instrument, Interest Rate, Stated Percentage	10.00%															10.00%
Debt Instrument, Convertible, Beneficial Conversion Feature															162,947
Convertible Note 8 [Member] | Convertible Debt [Member]
Note 9. Convertible Notes Payable (Details) [Line Items]
Debt Instrument, Face Amount	202,160															202,160
Debt Instrument, Convertible, Conversion Price (in Dollars per share)	$ 2.00															$ 2.00
Debt Instrument, Interest Rate, Stated Percentage	10.00%															10.00%
Debt Instrument, Convertible, Beneficial Conversion Feature																202,160
Convertible Debt [Member]
Note 9. Convertible Notes Payable (Details) [Line Items]
Debt Instrument, Convertible, Terms of Conversion Feature	The notes are convertible into common stock at the option of the holder. The holder of the notes cannot convert the notes into shares of common stock if that conversion would result in the holder owning more than 4.9% of the outstanding stock of the Company.
Debt Conversion, Original Debt, Amount	$ 63,350		$ 440	$ 420	$ 340	$ 340	$ 250	$ 250	$ 20,000	$ 250	$ 260	$ 460	$ 20,000	$ 20,000			$ 170